CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenue
Total revenue	¥ 11,425,836	$ 1,792,963	¥ 10,528,234	¥ 10,481,001
Cost of revenue
Total cost of revenue	(11,625,224)	(1,824,251)	(10,285,952)	(9,927,990)
Gross profit	(199,388)	(31,288)	242,282	553,011
Selling expenses	(260,219)	(40,834)	(235,419)	(225,098)
General and administrative expenses	(881,498)	(138,326)	(867,517)	(642,173)
Research and development expenses	(180,204)	(28,278)	(136,065)	(146,614)
Other operating income	58,337	9,154	24,777	19,789
Total operating expenses	(1,263,584)	(198,284)	(1,214,224)	(994,096)
Loss from operations	(1,462,972)	(229,572)	(971,942)	(441,085)
Interest income	49,658	7,792	55,527	84,493
Interest expense	(142,751)	(22,401)	(119,177)	(46,746)
Foreign exchange (loss) gain	44,556	6,992	(8,243)	(4,375)
Other income	321,075	50,384	47,536	20,831
Other expense	(70,171)	(11,011)	(14,402)	(6,832)
Loss before income taxes and share of net loss of equity investees	(1,260,605)	(197,816)	(1,010,701)	(393,714)
Income tax expense	(3,198)	(502)	(17,553)	(18,326)
Loss before share of net loss of equity investees	(1,263,803)	(198,318)	(1,028,254)	(412,040)
Share of net loss of equity investees	(58)	(9)	(180)	(355)
Net loss from continuing operations	(1,263,861)	(198,327)	(1,028,434)	(412,395)
Net income (loss) from discontinued operations, net of tax	1,473,489	231,223	(1,022,790)	193,327
Net (loss) income	209,628	32,896	(2,051,224)	(219,068)
Net loss from continuing operations attributable to non-controlling interests	(52,279)	(8,204)	(25,716)	(16,652)
Net (loss) income attributable to BEST Inc.	¥ 261,907	$ 41,100	¥ (2,025,508)	¥ (202,416)
Basic
Continuing operations | (per share)	¥ (3.12)	$ (0.49)	¥ (2.59)	¥ (1.02)
Discontinued operations | (per share)	3.80	0.60	(2.64)	0.50
Diluted
Continuing operations | (per share)	(3.12)	(0.49)	(2.59)	(1.02)
Discontinued operations | (per share)	3.80	0.60	(2.64)	0.50
Basic net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	0.68	0.11	(5.23)	(0.52)
Diluted net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	¥ 0.68	$ 0.11	¥ (5.23)	¥ (0.52)
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	¥ (44,298)	$ (6,951)	¥ (11,519)	¥ 39,273
Comprehensive loss from continuing operations	(1,308,159)	(205,278)	(1,039,953)	(373,122)
Comprehensive income (loss) from discontinued operations	1,473,489	231,223	(1,022,790)	193,327
Comprehensive loss from continuing operations attributable to non-controlling interests	(52,279)	(8,204)	(25,716)	(16,652)
Comprehensive loss (income) attributable to BEST Inc.	¥ 217,609	$ 34,149	¥ (2,037,027)	¥ (163,143)
Class A ordinary shares
Basic
Continuing operations | (per share)	¥ (3.12)	$ (0.49)	¥ (2.59)	¥ (1.02)
Diluted
Continuing operations | (per share)	(3.12)	(0.49)	(2.59)	(1.02)
Discontinued operations | (per share)	3.80	0.60	(2.64)	0.50
Basic net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	0.68	0.11	¥ (5.23)	¥ (0.52)
Diluted net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	¥ 0.68	$ 0.11
Shares used in net (loss) earnings per share computation:
Basic (in shares)	246,207,464	246,207,464	245,626,959	246,614,615
Diluted (in shares)	388,073,411	388,073,411	387,492,906	388,480,562
Class B ordinary shares
Basic
Continuing operations | (per share)	¥ (3.12)	$ (0.49)	¥ (2.59)	¥ (1.02)
Diluted
Continuing operations | (per share)	(3.12)	(0.49)	(2.59)	(1.02)
Discontinued operations | (per share)	3.80	0.60	(2.64)	0.50
Basic net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	0.68	0.11	¥ (5.23)	¥ (0.52)
Diluted net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	¥ 0.68	$ 0.11
Shares used in net (loss) earnings per share computation:
Basic (in shares)	94,075,249	94,075,249	94,075,249	94,075,249
Diluted (in shares)	94,075,249	94,075,249	94,075,249	94,075,249
Class C ordinary shares
Basic
Continuing operations | (per share)	¥ (3.12)	$ (0.49)	¥ (2.59)	¥ (1.02)
Diluted
Continuing operations | (per share)	(3.12)	(0.49)	(2.59)	(1.02)
Discontinued operations | (per share)	3.80	0.60	(2.64)	0.50
Basic net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	0.68	0.11	¥ (5.23)	¥ (0.52)
Diluted net (loss) earnings per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	¥ 0.68	$ 0.11
Shares used in net (loss) earnings per share computation:
Basic (in shares)	47,790,698	47,790,698	47,790,698	47,790,698
Diluted (in shares)	47,790,698	47,790,698	47,790,698	47,790,698
Freight delivery
Cost of revenue
Total cost of revenue	¥ (5,557,115)	$ (872,033)	¥ (5,063,236)	¥ (4,934,937)
Supply chain management
Cost of revenue
Total cost of revenue	(1,741,832)	(273,331)	(1,846,901)	(2,052,006)
Global
Cost of revenue
Total cost of revenue	(1,258,511)	(197,488)	(875,733)	(371,404)
Other
Cost of revenue
Total cost of revenue	(3,067,766)	(481,399)	(2,500,082)	(2,569,643)
Third parties
Revenue
Total revenue	10,886,138	1,708,273	9,846,875	9,929,717
Third parties | Freight delivery
Revenue
Total revenue	5,435,354	852,926	5,175,830	5,249,479
Third parties | Supply chain management
Revenue
Total revenue	1,476,743	231,733	1,391,686	1,661,747
Third parties | Global
Revenue
Total revenue	992,518	155,748	616,934	319,602
Third parties | Other
Revenue
Total revenue	2,981,523	467,866	2,662,425	2,698,889
Related parties
Revenue
Total revenue	539,698	84,690	681,359	551,284
Related parties | Supply chain management
Revenue
Total revenue	338,361	53,096	520,637	534,012
Related parties | Global
Revenue
Total revenue	¥ 201,337	$ 31,594	¥ 160,722	¥ 17,272